Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Profit for the period	€ 66,823	€ 44,626	€ 42,874
Income taxes	20,737	23,240	23,838
Profit before income taxes	87,560	67,866	66,712
Depreciation and impairment of property, plant and equipment and amortization of intangible assets	85,910	88,716	72,778
Other non-cash expenses	8,557	3,103	957
(Increase)/decrease in trade receivables	(15,213)	(14,059)	46,839
(Increase)/decrease in inventories	(23,060)	(8,227)	25,777
Increase/(decrease) in trade payables	15,801	29,856	(28,425)
Increase/(decrease) in provisions	(14,163)	16,374	(8,831)
Increase/(decrease) in other assets and liabilities that cannot be allocated to investing or financing activities	3,719	(4,338)	(7,078)
Finance income	(40,424)	(25,145)	(17,275)
Finance costs	77,126	62,490	73,448
Cash paid for income taxes	(34,003)	(17,486)	(10,540)
Cash flows from operating activities	151,810	199,150	214,362
Cash paid for the acquisition of intangible assets and property, plant and equipment	(80,681)	(64,296)	(51,541)
Cash flows to acquire entities less cash acquired	0	2,126	(23,240)
Cash flows from investing activities	(80,681)	(62,170)	(74,781)
Share buyback	0	(3,415)	0
Proceeds from borrowings, net of transaction costs	9,995	0	0
Repayments of non-current financial liabilities	(26,572)	(47,357)	(56,825)
Cash inflows related to current financial liabilities	10,846	7,139	0
Cash outflows related to current financial liabilities	(10,747)	(7,139)	(5,680)
Interest and similar expenses paid	(37,798)	(42,629)	(41,894)
Interest and similar income received	10,302	2,988	862
Dividends paid to shareholders	(40,000)	(39,994)	(40,000)
Cash flows from financing activities	(83,974)	(130,407)	(143,537)
Change in cash	(12,845)	6,573	(3,956)
Change in cash resulting from exchange rate differences	(790)	2,073	(1,327)
Cash and cash equivalents at the beginning of the period	73,907	65,261	70,544
Cash and cash equivalents at the end of the period	€ 60,272	€ 73,907	€ 65,261